SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

36.	SUBSEQUENT EVENTS

STRUCTURED ASSET DISPOSAL PROJECT

The Company informed its shareholders and the market in general that its Board of Directors authorized that management initiate a project for the structured sale of important assets, for the purpose of definitively equalizing the Group's capital structure.

The Company intends to start the implementation of strategic actions in 2026 necessary to reducing indebtedness and balancing the Group's capital structure through the sale of important assets with the objective of deleveraging between R$ 15 billion and R$ 18 billion. This strategy will allow the Company to concentrate on market segments with the highest potential for profitability, growth and synergies.

AMENDMENT TO THE CONTRACT FOR THE PROVISION OF RAIL FREIGHT TRANSPORT SERVICES

On January 26, 2026, the Company entered the Sixth Amendment to the rail freight transport contract with MRS Logística, which extended its term until December 31, 2041, at an estimated total value of R$ 11.2 billion. This amendment includes volume flexibility adjustments, which aim to ensure the continuity and operational sufficiency of provided rail transport services.

EXECUTION OF BINDING COMMITMENT LETTER FOR US$1.2 BILLION SYNDICATED CREDIT FACILITY

Companhia Siderúrgica Nacional (“Company” or “CSN”) (B3: CSNA3; NYSE: SID), in compliance with article 157, paragraph 4º, of Law nº 6,404/1976 and CVM Resolution No. 44/2021, hereby informs its shareholders and the market in general that on this date CSN, together with certain subsidiaries, has entered into a binding commitment letter with Morgan Stanley Senior Funding, Inc. and Citigroup Global Markets Inc., Credit Agricole Corporate and Investment Bank, HSBC Securities (USA) Inc., Banco XP S.A., BNP Paribas Sec Corp., Banco do Brasil S.A. New York Branch and Banco Bradesco S.A. providing for a new syndicated senior secured credit facility of CSN Inova Ventures, as borrower, and CSN and CSN Cimentos Brasil S.A., as guarantors, in an aggregate principal amount of US$1.2 billion with potential to increase to US$1.4 billion, with interest rate beginning at SOFR + 6% per annum and a final maturity of 5 years (the “Facility”). CSN intends to use the proceeds of the Facility to refinance existing indebtedness and pay related fees and expenses. The Facility is part of the Company’s broader strategic initiative announced in the Material Fact disclosed on January 15, 2026, which outlined the launch of a structured asset divestment program aimed at optimizing its capital structure. In this context, the Company is structuring the Facility with a syndicate of banks to anticipate a portion of the proceeds expected from such divestments. The Facility is intended to support the reprofiling of the Company’s short- and medium-term indebtedness and is expected to be secured, in part, by certain assets designated for divestment. The consummation of this transaction is subject to the execution of definitive credit documentation and the satisfaction of customary closing conditions for this type of transaction. Finally, the Company reiterates its commitment to transparency and to the timely, accurate, and fair disclosure of information to the market, as required under the applicable regulatory framework.